Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents	$ 76,627	$ 40,886
Unamortized deferred financing costs	0	6,663
Derivative liability	$ 376,941	$ 184,025	$ 354,160
Additional common shares	0	8,317,828
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	$ 376,941	$ 184,025